Investment Strategy	Nov. 10, 2026
Defiance AI & Power Infrastructure ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, in the section of the Summary Prospectus and Prospectus titled “Principal Investment Strategies – The Fund’s Investment Strategy,” the following disclosure is added to the Fund’s principal investment strategy disclosures:

The Fund may invest up to 5% of its net assets in swap agreements with financial institutions that provide indirect (i.e., synthetic) exposure to a security. Swap agreements are designed to synthetically replicate the performance of a security. Swaps have specified durations which may range from one day to more than a year. In a swap, the Fund and a financial institution agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the security that the Fund seeks to replicate synthetically.